Commitments and Contingencies - Maturity of Lease Liability (Detail) - USD ($)	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Sep. 01, 2018
Commitments and Contingencies [Abstract]
2021	$ 396,956
2022	416,124
2023	283,816
2024	0
2025	0
Total lease payments	1,096,896	$ 439,000	$ 667,000	$ 225,000
Less: imputed interest	(104,196)
Total operating lease liabilities	$ 992,700